Note 11 - Convertible Securities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Note 11 - Convertible Securities (Details) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 24,000
Convertible Warrants [Member]
Note 11 - Convertible Securities (Details) [Line Items]
Warrants and Rights Outstanding	$ 0